SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Salaries and related expenses	$ 168
Share based compensation	2,052	$ 165
Total	$ 1,172	$ 933
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Share based compensation			$ 252	$ 431	$ 483
Total			1,898	2,039	1,689
Security Matters Limited [Member] | Research and development expenses [member]
IfrsStatementLineItems [Line Items]
Salaries and related expenses			2,166	1,795	1,186
Subcontractors and consultants			374	631	509
Research expenses			316	252	155
Depreciation and amortization			255	287	243
Share based compensation			127	100	47
Travel expenses			50	42	11
Freight			30	23	33
Other			6		53
Reimbursement from paid pilots and proof of concept projects			(1,426)	(1,091)	(548)
Total			$ 1,898	$ 2,039	$ 1,689